Other Financial Data (Other Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other charges (income):
Intangibles amortization									$ 1	$ 1	$ 5
Reorganization of businesses									70	27	35
Legal and related insurance matters, net									0	(16)	88
Other									0	0	1
Other charges (income):	$ 34	$ 17	$ 13	$ 7	$ (7)	$ 6	$ 7	$ 6	$ 71	$ 12	$ 129